CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT ) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Voting common stock
Number of common shares issued upon conversion of temporary equity	28,855,656
Non-voting common stock
Number of common shares issued upon conversion of temporary equity	7,184,908
Redeemable convertible preferred stock issued in May 2023 | Series B-2 And B-2A Redeemable Convertible Preferred Stock
Derivative liability		$ 2,112
Offering costs		208
Redeemable convertible preferred stock issued in October 2023 | Series B-2 And B-2A Redeemable Convertible Preferred Stock
Derivative liability		2,231
Offering costs		$ 13
Redeemable convertible preferred stock issued in March 2024 | Series C redeemable convertible preferred stock
Derivative liability	$ 8,913
Offering costs	382
Redeemable convertible preferred stock issued in May 2024 | Series C redeemable convertible preferred stock
Derivative liability	14,319
Offering costs	157
IPO | Voting common stock
Underwriting discounts and commissions and other offering costs	$ 16,684